Summary of profit and equity changes of interest rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments Risk
Profit and equity of changes of interest rates gain	$ 1,426	$ 849
Profit and equity of changes of interest rates loss	$ 27	$ (550)